Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 2,529	₨ 2,104	$ 37
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	65	75
Company's share of loss for the year	₨ (11)	₨ (10)